Separation of Downstream Business - Carrying Value of Major Categories of Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Liabilities
Sales and other operating revenues from discontinued operations	$ 196,068		$ 146,542		$ 112,675
Income from discontinued operations before-tax	6,776		1,438		868
Income tax expense	1,729		470		173
Income from discontinued operations	5,047	[1]	968	[1]	695	[1]
Planned Separation of Downstream Business [Member]
Assets
Cash and cash equivalents
Accounts and notes receivable	8,353		8,362
Accounts and notes receivable-related parties	1,671		1,849
Inventories	3,403		4,062
Prepaid expenses and other current assets	443		352
Total current assets of discontinued operations	13,870		14,625
Investments and long-term receivables	10,304		9,917
Loans and advances-related parties	1		401
Net properties, plants and equipment	15,047		15,670
Goodwill	3,332		3,633
Intangibles	732		777
Other assets	121		112
Total assets of discontinued operations	43,407		45,135
Liabilities
Accounts payable	10,007		9,816
Accounts payable-related parties	785		937
Short-term debt	30		29
Accrued income and other taxes	967		995
Employee benefit obligations	76		98
Other accruals	411		452
Total current liabilities of discontinued operations	12,276		12,327
Long-term debt	361		388
Asset retirement obligations and accrued environmental costs	787		802
Deferred income taxes	5,533		4,698
Employee benefit obligations	1,057		702
Other liabilities and deferred credits	417		274
Total liabilities of discontinued operations	$ 20,431		$ 19,191

[1]	*Net of provision for income taxes on discontinued operations of: $1,729, $470, $173.